NOTE 13 - SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
NOTE 13 - SEGMENT - Schedule of Operating Activities by Geographic Segment

Three months ended June 30, 2023

NOTE 13 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$32,960,138	1,334,080	$(1,469,389)	$32,824,829
Cost of revenue	32,359,937	1,149,815	(1,469,389)	32,040,363
Gross profit	600,201	184,265	—	784,466

Operating expenses
General and administration	845,485	191,699	—	1,037,184

Operating loss	(245,284)	(7,434)	—	(252,718)

Other income (expense)	98,224	(7,150)	—	91,074

Net loss	$(147,060)	$(14,584)	$—	$(161,644)

Three months ended June 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$23,059,647	1,236,823	$(596,754)	$23,699,716
Cost of revenue	22,418,046	1,032,150	(596,754)	22,853,442
Gross profit	641,601	204,673	—	846,274

Operating expenses
General and administration	921,793	222,659	—	1,144,452

Operating loss	(280,192)	(17,986)	—	(298,178)

Other income (expense)	13,314	(593)	—	12,721

Net loss	$(266,878)	$(18,579)	$—	$(285,457)

Six months ended June 30, 2023

	USA	Switzerland	Elimination	Total
Revenues	$57,807,809	2,681,515	$(2,997,966)	$57,491,358
Cost of revenue	56,185,823	2,302,299	(2,997,966)	55,490,156
Gross profit	1,621,986	379,216	—	2,001,202

Operating expenses
General and administration	2,196,441	375,009	—	2,571,450

Operating (loss) income	(574,455)	4,207	—	(570,248)

Other income (expense)	273,179	(23,397)	—	249,782

Net loss	$(301,276)	$(19,190)	$—	$(320,466)

Six months ended June 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$41,534,760	2,262,903	$(678,636)	$43,119,027
Cost of revenue	40,611,998	1,855,331	(678,636)	41,788,693
Gross profit	922,762	407,572	—	1,330,334

Operating expenses
General and administration	1,703,093	430,857	—	2,133,950

Operating loss	(780,331)	(23,285)	—	(803,616)

Other income (expense)	(16,527)	9,955	—	(6,572)

Net loss	$(796,858)	$(13,330)	$—	$(810,188)

Asset Information

The following table shows asset information by geographic segment as of June 30, 2023 and December 31, 2022:

June 30, 2023	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,381,103	$1,425,799	$(709,186)	$7,097,716
Non-current assets	$11,670,900	$768,107	$(6,184,562)	$6,254,445
Liabilities
Current liabilities	$5,519,606	$2,102,070	$(709,186)	$6,912,490
Non-current liabilities	$—	$261,762	$—	$261,762

December 31, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,496,354	$1,172,889	$(1,232,653)	$6,436,590
Non-current assets	$11,646,662	$650,794	$(6,184,562)	$6,112,894
Liabilities
Current liabilities	$5,967,729	$1,716,603	$(1,232,653)	$6,451,679
Non-current liabilities	$—	$262,388	$—	$262,388

Year ended December 31, 2022

NOTE 15 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$94,188,685	4,913,216	$(5,898,369)	$93,203,532
Cost of revenue	93,162,695	4,147,690	(5,898,369)	91,412,016
Gross profit	1,025,990	765,526	—	1,791,516

Operating expenses
General and administration	4,216,107	767,069	—	4,983,176

Operating loss	(3,190,117)	(1,543)	—	(3,191,660)

Other income (expense)	(2,679,759)	5,658	—	(2,674,101)

Net income (loss)	$(5,869,876)	$4,115	$—	$(5,865,761)

Year ended December 31, 2021

	USA	Switzerland	Elimination	Total
Revenues	$60,112,852	4,681,978	$(92,812)	$64,702,018
Cost of revenue	59,274,781	3,986,334	(92,812)	63,168,303
Gross profit	838,071	695,644	—	1,533,715

Operating expenses
General and administration	3,733,579	784,052	—	4,517,631

Operating income (loss)	(2,895,508)	(88,408)	—	(2,983,916)

Other income (expense)	(897,507)	17,422	—	(880,085)

Net income (loss)	$(3,793,015)	$(70,986)	$—	$(3,864,001)

Asset Information

The following table shows asset information by geographic segment as of December 31, 2022 and 2021:

December 31, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,496,354	$1,172,889	$(1,232,653)	$6,436,590
Non-current assets	$11,646,662	$650,794	$(6,184,562)	$6,112,894
Liabilities
Current liabilities	$5,967,729	$1,716,603	$(1,232,653)	$6,451,679
Non-current liabilities	$—	$262,388	$—	$262,388

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729